UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10603

Western Asset Premier Bond Fund

Name of Fund:

100 INTERNATIONAL DRIVE, BALTIMORE, MD 21202

Fund Address:

Robert I. Frenkel

Western Asset Premier Bond Fund

100 First Stamford Place

Stamford, CT 06902

Name and address of agent for service:

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: 07/01/2013–06/30/2014

Item 1 – Proxy Voting Record:

Proxy Voting Record – Attached on behalf of Western Asset Premier Bond Fund.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10603
Reporting Period: 07/01/2013 - 06/30/2014
Western Asset Premier Bond Fund

======================= Western Asset Premier Bond Fund ========================

CITIGROUP INC.

Ticker:       C              Security ID:  172967424
Meeting Date: APR 22, 2014   Meeting Type: Annual
Record Date:  FEB 24, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   Election of Directors (Majority Voting) For       For          Management
1B.   Election of Directors (Majority Voting) For       For          Management
1C.   Election of Directors (Majority Voting) For       For          Management
1D.   Election of Directors (Majority Voting) For       For          Management
1E.   Election of Directors (Majority Voting) For       For          Management
1F.   Election of Directors (Majority Voting) For       For          Management
1G.   Election of Directors (Majority Voting) For       For          Management
1H.   Election of Directors (Majority Voting) For       For          Management
1I.   Election of Directors (Majority Voting) For       For          Management
1J.   Election of Directors (Majority Voting) For       For          Management
1K.   Election of Directors (Majority Voting) For       For          Management
1L.   Election of Directors (Majority Voting) For       For          Management
1M.   Election of Directors (Majority Voting) For       For          Management
1N.   Election of Directors (Majority Voting) For       For          Management
2.    Ratify Appointment of Independent       For       For          Management
      Auditors
3.    14A Executive Compensation              For       For          Management
4.    Approve Stock Compensation Plan         For       For          Management
5.    S/H Proposal - Corporate Governance     Against   Against      Shareholder
6.    S/H Proposal - Corporate Governance     Against   Against      Shareholder
7.    S/H Proposal - Corporate Governance     Against   Against      Shareholder
8.    S/H Proposal - Access To Proxy          Against   Against      Shareholder

--------------------------------------------------------------------------------

NORTEK, INC.

Ticker:       NTK            Security ID:  656559309
Meeting Date: MAY 01, 2014   Meeting Type: Annual
Record Date:  MAR 03, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1..1  Election of Directors-JEFFREY C.        For       For          Management
      BLOOMBERG
1..2  Election of Directors-JAMES B. HIRSHORN For       For          Management
1..3  Election of Directors-CHRIS A. MCWILTON For       For          Management
2.    14A Executive Compensation              For       For          Management
3.    Ratify Appointment of Independent       For       For          Management
      Auditors

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond Fund

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller,
President of Western Asset Premier Bond Fund

Date:	August 4, 2014